Short-Term and Long-Term Debts - Schedule of Future Maturities of Long-Term Debts (Details)	Dec. 31, 2024 CNY (¥)
Schedule of Future Maturities of Long-Term Debts [Abstract]
2025	¥ 5,350,000
2026	6,890,000
2027	8,430,000
2028	9,970,000
2029	11,510,000
Thereafter	133,883,636
Total	¥ 176,033,636